Consolidated Statements of Shareholders’ Equity (USD $) In Thousands, except Share data	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at January 1, 2010 at Dec. 31, 2009	$ 32	$ 6	$ 58,096	$ (18,734)	$ 39,400
Balance at January 1, 2010 (in Shares) at Dec. 31, 2009	3,191,000	612,000
Stock options - Compensation costs			120		120
Net Income (Loss)				(543)	(543)
Balance at Dec. 31, 2010	32	6	58,216	(19,277)	38,977
Balance (in Shares) at Dec. 31, 2010	3,191,000	612,000
Stock options - Compensation costs			197		197
Net Income (Loss)				776	776
Balance at Dec. 31, 2011	$ 32	$ 6	$ 58,413	$ (18,501)	$ 39,950
Balance (in Shares) at Dec. 31, 2011	3,191,000	612,000